Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 886	$ 1,159
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,096,508
Cost, Additions	3,528
Cost, Write-offs of fully amortized assets	(1,637)
Cost, ending balance	2,098,399
Accumulated Depreciation, beginning balance	486,981
Accumulated Depreciation, Charge for the period	38,147
Accumulated Depreciation, Write-offs of fully amortized assets	(1,637)
Accumulated Depreciation, ending balance	523,491
Net Book Value, ending balance	1,574,908	1,609,527
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,060,280
Cost, Additions	982
Cost, ending balance	2,061,262
Accumulated Depreciation, beginning balance	468,403
Accumulated Depreciation, Charge for the period	34,006
Accumulated Depreciation, ending balance	502,409
Net Book Value, ending balance	1,558,853	1,591,877
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	36,228
Cost, Additions	2,546
Cost, Write-offs of fully amortized assets	(1,637)
Cost, ending balance	37,137
Accumulated Depreciation, beginning balance	18,578
Accumulated Depreciation, Charge for the period	4,141
Accumulated Depreciation, Write-offs of fully amortized assets	(1,637)
Accumulated Depreciation, ending balance	21,082
Net Book Value, ending balance	$ 16,055	$ 17,650